Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Tax Receivable and Payable
Current tax payable	$ 17,000,000
Current domestic state taxes payable	14,000,000
Current foreign taxes payable	3,000,000
Domestic tax receivable	56,000,000
Federal cash grants for solar energy projects	25,000,000
Property tax refunds	18,000,000
Federal refunds on prior year returns	(13,000,000)
Empire Zone credits	49,000,000
Net deferred tax balance
Net deferred tax liability before valuation allowance	1,400,000,000	1,900,000,000
Valuation allowance on deferred tax assets	83,000,000	191,000,000
Net deferred tax liability	1,516,000,000	2,097,000,000
Valuation allowance
Net reduction in valuation allowance	108,000,000
Federal
Operating Loss Carryforwards
NOL carryforwards	84,000,000
State
Operating Loss Carryforwards
NOL carryforwards	53,000,000	23,000,000
Foreign
Operating Loss Carryforwards
NOL carryforwards	70,000,000	74,000,000
Foreign | Expiration Date 2012 To 2019
Operating Loss Carryforwards
NOL carryforwards	20,000,000
Foreign | No expiration
Operating Loss Carryforwards
NOL carryforwards	$ 50,000,000